Consolidated statements of comprehensive income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 2,236	$ 3,228	$ 1,470
Available-for-sale investments:
Unrealized gains (losses), net of tax benefit (expense) of $1, ($3) and ($9)	(2)	7	17
Reclassification of recognized transactions, net of tax benefit (expense) of ($7), $0 and ($3)	12	0	6
Net actuarial gains (losses) of defined benefit plans:
Adjustment, net of tax benefit (expense) of $65, $61 and ($38)	(124)	(154)	91
Reclassification of recognized transactions, net of tax benefit (expense) of ($28), ($36) and ($27)	48	65	62
Prior service cost of defined benefit plans:
Adjustment, net of tax benefit (expense) of $5, ($1) and $1	(9)	2	(1)
Reclassification of recognized transactions, net of tax benefit (expense) of ($1), $0 and $3	2	0	(6)
Change in fair value of derivative instrument, net of tax benefit (expense) of $1	(2)	0	0
Total	(75)	(80)	169
Total comprehensive income	$ 2,161	$ 3,148	$ 1,639